Parent Only Financial Information	12 Months Ended
Dec. 31, 2025
Parent Only Financial Information [Abstract]
PARENT ONLY FINANCIAL INFORMATION

21. PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company only financial information of Neo-Concept International Group Holdings Limited.

Condensed balance sheets

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Current assets
Amount due from subsidiaries	35,644,714	34,168,088	4,389,924
Cash and cash equivalents	15,851	—	—
	35,660,565	34,168,088	4,389,924
Non-current assets
Intangible assets	13,541,442	11,044,438	1,418,992
Interests in a subsidiary	780	780	100
	13,542,222	11,045,218	1,419,092

Total assets	49,202,787	45,213,306	5,809,016

Liabilities and shareholders’ equity
Current liabilities
Accrual	1,087,478	1,089,662	140,000
Total liabilities	1,087,478	1,089,662	140,000

Shareholders’ equity
Class A Ordinary shares US$0.0003125 par value, 156,000,000 Class A shares authorized, and 3,464,018 shares issued and outstanding as of December 31, 2024 and 2025*	8,443	8,443	1,085
Class B Ordinary shares, US$0.0003125 par value, 4,000,000 shares authorized, and 600,000 shares issued and outstanding as of December 31, 2024 and 2025*	1,463	1,463	188
Additional paid-up capital	50,994,645	50,994,645	6,551,803
Accumulated losses	(2,889,242)	(6,880,907)	(884,060)
Total shareholders’ equity	48,115,309	44,123,644	5,669,016
Total liabilities and shareholders’ equity	49,202,787	45,213,306	5,809,016

*	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.

Condensed statements of loss

	For the years ended December 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Operating expenses
Amortization	—	1,481,738	2,497,003	320,815
Professional fee	—	1,087,478	1,479,662	190,108
Other general and administrative expenses	77,088	170,939	15,000	1,927
Total operating expenses	77,088	2,740,155	3,991,665	512,850
Loss before income taxes	(77,088)	(2,740,155)	(3,991,665)	(512,850)
Income taxes	—	—	—	—
Net loss	(77,088)	(2,740,155)	(3,991,665)	(512,850)

Condensed statements of cash flows

	For the years ended December 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Cash flows from operating activities
Net loss	(77,088)	(2,740,155)	(3,991,665)	(512,850)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of intangible assets	—	1,481,738	2,497,003	320,815
Changes in operating liability
Accrual	—	1,087,478	2,184	281
Cash used in operating activities	(77,088)	(170,939)	(1,492,478)	(191,754)

Cash flows from investing activities
Purchase of intangible assets	—	(15,023,180)	—	—
Cash (used in) generated from investing activities	—	(15,023,180)	—	—

Cash flows from financing activities
Proceeds from initial public offerings	—	65,641,784	—	—
Advanced from the shareholder	—	8,775	—	—
Repayment from subsidiaries	—	—	1,476,627	189,717
Advance to subsidiaries	—	(50,440,589)	—	—
Amount due to a related party	77,088	—	—	—
Cash generated from financing activities	77,088	15,209,970	1,476,627	189,717
Net increase (decrease) in cash and cash equivalents	—	15,851	(15,851)	(2,037)
Cash and cash equivalents at the beginning of the year	—	—	15,851	2,037
Cash and cash equivalents at the end of the year	—	15,851	—	—

(i)	Basis of presentation

The Company was incorporated under the laws of the Cayman Islands as an exempted company with limited liability on July 29, 2021 and as a holding company.

Neo-Concept Apparel Group Limited (“NCA”), a British Virgin Island business company limited by shares, is the immediate holding company of Neo-Concept International Company Limited, which, in turn, holds the entire equity interests in Neo-Concept International Company Limited, a company incorporated in Hong Kong with limited liability, and Neo-Concept (UK) Limited, a company incorporated in the UK with limited liability.

In the condensed parent-company-only financial statements, the Company’s investment in NCA is stated at cost.

The condensed parent-company-only financial statements are presented as if the incorporation of the Company and its acquisition of NCA had taken place at January 1, 2020 and throughout the period as at the date before the Group Reorganization.

(ii)	Restricted Net Assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of the Company exceed 25% of the consolidated net assets of the Company. The abilities of the Company’s subsidiaries in Hong Kong and the United Kingdom to pay dividends are not restricted. In this connection, the restricted net assets of the subsidiaries of the Company does not exceed 25% of the consolidated net assets of the Company and accordingly the above condensed parent company only financial information of Neo-Concept International Group Holdings Limited is presented for the supplementary reference.

As of December 31, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.